EARNINGS (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2020
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

25.       EARNINGS (LOSS) PER SHARE

25.1    Basic

The basic (loss) earnings per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average common shares issued during the period, excluding the common shares acquired by the Company and held as treasury shares.

	June 30,	June 30,
	2020	2019
Resulted of the period attributable for controlling shareholders'	(15,479,631)	(526,255)
Weighted average number of shares in the period	1,361,264	1,361,264
Weighted average treasury shares	(12,042)	(12,042)
Weighted average number of outstanding shares	1,349,222	1,349,222
Basic loss per common share - R$	(11.47301)	(0.39004)

25.2    Diluted

The diluted earnings per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares that would cause dilution.

	June 30,	June 30,
	2020	2019
Resulted of the period attributed to controlling shareholders'	(15,479,631)	(526,255)
Weighted average number of shares in the period (except treasury shares)	1,349,222	1,349,222
Weighted average number of shares (diluted)	1,349,222	1,349,222
Diluted loss per common share - R$	(11.47301)	(0.39004)

Due to the loss in the periods, the Company does not consider the dilution effect in the measurement.